Summary of Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of Material Accounting Policies [Abstract]
Loss after income tax	$ 51,871,824	$ (139,446,204)
Cash flows from used in operating activities	(14,497,151)	(15,122,354)	$ (2,378,789)
Working capital deficit	(15,557,835)	13,787,072
Cash on hand	$ 7,297,328	$ 1,259,242